Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.1%)
Boston Omaha Corp. *	91,417	1,463
Cable One, Inc.	4,185	7,890
Scholastic Corp.	50,747	1,065

Total		10,418

Consumer Discretionary (11.5%)
Aaron’s, Inc.	118,729	6,726
BJ’s Restaurants, Inc.	75,300	2,217
Cavco Industries, Inc. *	25,826	4,657
Dorman Products, Inc.*	38,914	3,517
Hanesbrands, Inc.	152,031	2,394
LCI Industries	33,149	3,523
Lumber Liquidators Holdings, Inc. *	153,188	3,378
Marriott Vacations Worldwide Corp.	24,833	2,255
Meritage Homes Corp.*	21,744	2,400
Monro, Inc.	42,219	1,713
Papa John’s International, Inc.	37,573	3,092
Planet Fitness, Inc. *	26,000	1,602
Pool Corp.	18,398	6,155
Red Robin Gourmet Burgers, Inc. *	89,563	1,179
Sportsman’s Warehouse Holdings, Inc.*	261,566	3,743
Steven Madden, Ltd.	137,567	2,683
Strategic Education, Inc.	41,916	3,834
Visteon Corp. *	33,245	2,301

Total		57,369

Consumer Staples (3.5%)
Coca-Cola Bottling Co. Consolidated	11,209	2,698
Grocery Outlet Holding Corp.*	59,503	2,340
Nomad Foods, Ltd. *	263,329	6,709
Post Holdings, Inc. *	38,337	3,297
The Simply Good Foods Co. *	101,347	2,235

Total		17,279

Energy (4.1%)
Cactus, Inc.	132,779	2,548
ChampionX Corp. *	320,820	2,563
Dril-Quip, Inc. *	46,807	1,159
International Seaways, Inc.	114,146	1,668
Kimbell Royalty Partners LP	170,098	1,039
Kosmos Energy, Ltd.	340,273	332
Liberty Oilfield Services, Inc.	338,266	2,703

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
Magnolia Oil & Gas Corp.*	306,874	1,586
Matador Resources Co.*	209,756	1,733
REX American Resources Corp. *	40,931	2,685
WPX Energy, Inc. *	529,965	2,597

Total		20,613

Financials (27.0%)
Atlantic Capital Bancshares, Inc. *	77,972	885
BankUnited, Inc.	213,005	4,667
BRP Group, Inc. *	108,678	2,707
Cannae Holdings, Inc. *	42,658	1,589
Capstead Mortgage Corp.	389,426	2,189
Columbia Banking System, Inc.	142,278	3,393
Conyers Park II Acquisition Corp. *	77,852	829
CrossFirst Bankshares, Inc.*	163,130	1,418
East West Bancorp, Inc.	70,360	2,304
Employers Holdings, Inc.	46,708	1,413
FB Financial Corp.	126,716	3,183
Glacier Bancorp, Inc.	105,211	3,372
Green Dot Corp. - Class A *	90,961	4,604
Hamilton Lane, Inc.	10,943	707
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	148,394	6,273
HarborOne Bancorp, Inc.	298,967	2,413
Hercules Capital, Inc.	221,806	2,566
Heritage Financial Corp. of Washington	83,328	1,532
Home BancShares, Inc.	457,031	6,929
Hope Bancorp, Inc.	214,807	1,629
Houlihan Lokey, Inc.	82,641	4,880
Howard Bancorp, Inc. *	202,536	1,819
Independent Bank Corp.	29,401	1,540
James River Group Holdings, Ltd.	26,708	1,189
Live Oak Bancshares, Inc.	104,291	2,642
Main Street Capital Corp.	56,106	1,659
Meridian Bancorp, Inc.	180,196	1,865
National Bank Holding Corp. - Class A	127,062	3,335

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
Origin Bancorp, Inc.	90,287	1,929
Palomar Holdings, Inc.*	24,187	2,521
PCSB Financial Corp.	112,740	1,361
PennyMac Financial Services, Inc.	155,026	9,010
PennyMac Mortgage Investment Trust	190,058	3,054
Pinnacle Financial Partners, Inc.	115,370	4,106
Popular, Inc.	74,823	2,714
PRA Group, Inc. *	36,358	1,453
ProAssurance Corp.	102,571	1,604
Prosperity Bancshares, Inc.	61,397	3,182
Radian Group, Inc.	235,279	3,437
Safety Insurance Group, Inc.	24,081	1,664
Social Capital Hedosophia Holdings Corp. II *	14,300	272
South State Corp.	69,287	3,336
State Auto Financial Corp.	99,211	1,365
StepStone Group, Inc.*	22,777	606
TowneBank	198,315	3,252
Virtus Investment Partners, Inc.	24,213	3,357
Walker & Dunlop, Inc.	25,252	1,338
Webster Financial Corp.	104,210	2,752
Western Alliance Bancorporation	135,652	4,289
WSFS Financial Corp.	179,513	4,842

Total		134,975

Health Care (8.0%)
Acceleron Pharma, Inc.*	7,705	867
Accolade, Inc. *	5,975	232
Atrion Corp.	5,962	3,732
Avanos Medical, Inc. *	57,667	1,916
Cara Therapeutics, Inc.*	31,868	406
Ensign Group, Inc.	60,244	3,438
Envista Holdings Corp.*	108,510	2,678
Insmed, Inc. *	7,100	228
Kodiak Sciences, Inc. *	3,013	178
Mesa Laboratories, Inc.	8,334	2,123
Molina Healthcare, Inc.*	6,434	1,178
Momenta Pharmaceuticals, Inc.*	63,148	3,314

Small Cap Value Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Option Care Health, Inc.*	129,350	1,729
Outset Medical, Inc. *	4,394	220
The Pennant Group, Inc.*	69,794	2,691
Phreesia, Inc. *	46,908	1,507
Quidel Corp. *	27,050	5,934
Select Medical Holdings Corp. *	210,411	4,381
Ultragenyx Pharmaceutical, Inc.*	13,835	1,137
West Pharmaceutical Services, Inc.	2,629	723
Xencor, Inc. *	33,798	1,311

Total		39,923

Industrials (16.1%)
Aegion Corp. *	275,659	3,895
Beacon Roofing Supply, Inc. *	122,449	3,804
Blue Bird Corp. *	113,449	1,379
Brady Corp. - Class A	48,107	1,925
CIRCOR International, Inc.*	82,788	2,264
Clarivate Analytics PLC*	138,339	4,287
Cubic Corp.	73,095	4,252
Enerpac Tool Group Corp.*	140,579	2,644
ESCO Technologies, Inc.	55,956	4,508
FTI Consulting, Inc. *	45,916	4,866
Helios Technologies, Inc.	82,708	3,011
Hillenbrand, Inc.	49,414	1,401
Korn Ferry	58,905	1,708
Landstar System, Inc.	31,907	4,004
Matson, Inc.	50,900	2,041
McGrath RentCorp	57,699	3,438
MSA Safety, Inc.	23,221	3,116
Parsons Corp. *	64,747	2,172
RBC Bearings, Inc. *	14,888	1,805
Rush Enterprises, Inc.	31,892	1,612
Ryder System, Inc.	61,790	2,610
SPX Corp. *	58,342	2,706
Stericycle, Inc. *	67,838	4,278
Thermon Group Holdings, Inc. *	134,970	1,516
Triumph Group, Inc.	305,907	1,991
UFP Industries, Inc.	126,203	7,132
UniFirst Corp.	5,456	1,033
Univar Solutions, Inc. *	68,652	1,159

Total		80,557

Information Technology (7.8%)
Belden, Inc.	173,934	5,413
Ceridian HCM Holding, Inc.*	74,833	6,185
Entegris, Inc.	57,758	4,294
Harmonic, Inc. *	681,069	3,800

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
i3 Verticals, Inc. *	91,301	2,305
Knowles Corp. *	182,315	2,716
Littelfuse, Inc.	39,098	6,934
MaxLinear, Inc. - Class A *	118,123	2,745
nCino, Inc. *	2,619	209
Onto Innovation, Inc. *	39,144	1,166
Semtech Corp. *	37,931	2,009
Workiva, Inc. *	26,191	1,460

Total		39,236

Materials (5.7%)
Alcoa Corp. *	181,907	2,116
American Vanguard Corp.	103,762	1,363
Carpenter Technology Corp.	112,937	2,051
Clearwater Paper Corp.*	112,104	4,253
CMC Materials, Inc.	12,131	1,732
Constellium SE *	381,108	2,992
Element Solutions, Inc.*	101,391	1,066
Minerals Technologies, Inc.	63,521	3,246
Myers Industries, Inc.	154,765	2,047
Orion Engineered Carbons SA	155,458	1,945
Quaker Chemical Corp.	17,880	3,213
Reliance Steel & Aluminum Co.	26,519	2,706

Total		28,730

Real Estate (8.5%)
American Campus Communities, Inc.	60,368	2,108
Cedar Realty Trust, Inc.	917,169	743
EastGroup Properties, Inc.	36,730	4,750
Essential Properties Realty Trust, Inc.	26,670	489
Healthcare Realty Trust, Inc.	113,123	3,407
JBG SMITH Properties	144,112	3,853
Potlatch Corp.	110,466	4,651
PS Business Parks, Inc.	24,762	3,031
Safehold, Inc.	21,800	1,354
Saul Centers, Inc.	92,714	2,464
The St. Joe Co. *	190,931	3,939
Sunstone Hotel
Investors, Inc.	432,007	3,430
Terreno Realty Corp.	120,566	6,602
Washington Real Estate Investment Trust	91,950	1,851

Total		42,672

Utilities (4.8%)
California Water Service Group	70,418	3,060

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Chesapeake Utilities Corp.	71,493	6,027
MGE Energy, Inc.	45,481	2,850
ONE Gas, Inc.	72,381	4,995
PNM Resources, Inc.	147,473	6,095
RGC Resources, Inc.	42,263	991

Total		24,018

Total Common Stocks (Cost: $438,514)		495,790

Short-Term Investments (1.0%)
Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	4,753,130	4,753

Total		4,753

Total Short-Term Investments (Cost: $4,753)		4,753

Total Investments (100.1%) (Cost: $443,267)@		500,543

Other Assets, Less Liabilities (-0.1%)		(390)

Net Assets (100.0%)		500,153

Small Cap Value Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 9/30/2020.

@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $443,267 and the net unrealized appreciation of investments based on that cost was $57,276 which is comprised of $129,514 aggregate gross unrealized appreciation and $72,238 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$495,790	$—	$—
Short-Term Investments	4,753	—	—

Total Assets:	$500,543	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand